Non-controlling interests - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 380	£ 665	£ 711
Remeasurements of contingent consideration payable for acquisition	£ 858	1,483	1,218
ViiV Healthcare
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in associate	78.30%
Profit after taxation	£ 2,034	£ 1,528	£ 1,087